Group - Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021 [1]	Jun. 30, 2021 [1]
Non-current assets
Tangible assets	$ 4,081	$ 3,493	$ 3,147
Right of use assets	202	175	163
Intangible assets	116	122	127
Investments in associates and joint ventures	1,162	1,647	1,696
Other investments	18	117	148
Inventories	6	27	47
Trade, other receivables and other assets	218	237	254
Deferred taxation	29	7	7
Cash restricted for use	32	32	32
Total Non-current assets	5,864	5,857	5,621
Current assets
Inventories	720	703	690
Trade, other receivables and other assets	335	260	277
Cash restricted for use	34	26	29
Cash and cash equivalents	1,266	1,154	1,081
Total Current assets	2,355	2,143	2,077
Total assets	8,219	8,000	7,698
EQUITY AND LIABILITIES
Share capital and premium	7,237	7,223	7,221
Accumulated losses and other reserves	(2,994)	(3,181)	(3,373)
Shareholders’ equity	4,243	4,042	3,848
Non-controlling interests	30	52	47
Total equity	4,273	4,094	3,895
Non-current liabilities
Borrowings	1,953	1,858	1,726
Lease liabilities	138	124	124
Environmental rehabilitation and other provisions	671	729	715
Provision for pension and post-retirement benefits	75	77	85
Trade, other payables and provisions	6	7	7
Deferred taxation	322	313	267
Total Non-current liabilities	3,165	3,108	2,924
Current liabilities
Borrowings	52	51	203
Lease liabilities	76	61	52
Trade, other payables and provisions	637	647	589
Taxation	16	39	35
Total Current liabilities	781	798	879
Total liabilities	3,946	3,906	3,803
Total equity and liabilities	$ 8,219	$ 8,000	$ 7,698

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.